Client Name:
Client Project Name:	GSMBS 2026-AH2
Start - End Dates:	3/3/2024 - 4/22/2026
Deal Loan Count:	2

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	0

0 - Total Active Conditions

0 - Total Satisfied Conditions

0 - Total Waived Conditions

©2026 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.